Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 13,651,000	$ 8,198,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,725,000	2,200,000
Depreciation	895,000	922,000
Amortization of intangible assets	126,000	150,000
Deferred income taxes	24,000	(331,000)
Revaluation of deferred tax assets, net		3,060,000
Net amortization of securities premiums and discounts	1,711,000	2,115,000
Net realized gain on sales of securities	(213,000)	(348,000)
Gain on sale of deposits		(209,000)
Earnings and proceeds on life insurance policies	(1,126,000)	(1,133,000)
Loss on sales of fixed assets and foreclosed real estate owned	26,000	774,000
Net gain on sale of loans	(15,000)	(67,000)
Mortgage loans originated for sale	(752,000)	0
Proceeds from sale of loans originated for sale	767,000
Compensation expense related to stock options	237,000	93,000
Compensation expense related to restricted stock	205,000	142,000
Increase in accrued interest receivable	(60,000)	(73,000)
Increase in accrued interest payable	372,000	365,000
Other, net	(275,000)	193,000
Net Cash Provided by Operating Activities	17,298,000	16,051,000
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales	17,745,000	15,612,000
Proceeds from maturities and principal reductions on mortgage-backed securities	30,873,000	26,893,000
Purchases	(15,458,000)	(19,955,000)
Purchase of regulatory stock	(6,155,000)	(5,842,000)
Redemption of regulatory stock	5,734,000	4,456,000
Net increase in loans	(87,480,000)	(51,980,000)
Purchase of premises and equipment	(873,000)	(1,633,000)
Proceeds from sales of foreclosed real estate owned	776,000	3,341,000
Proceeds from sales of bank premises and fixed assets		515,000
Net Cash Used for Investing Activities	(54,838,000)	(28,593,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in deposits	17,396,000	17,867,000
Deposits sold		(13,659,000)
Net increase in short-term borrowings	10,516,000	9,719,000
Repayments of other borrowings	(13,661,000)	(24,056,000)
Proceeds from other borrowings	30,000,000	28,000,000
Stock options exercised	520,000	1,040,000
Sale of treasury stock for ESOP	123,000	127,000
Acquisition of treasury stock	(194,000)	(1,587,000)
Cash dividends paid	(5,509,000)	(5,386,000)
Net Cash Provided by Financing Activities	39,191,000	12,065,000
Net Increase (Decrease) in Cash and Cash Equivalents	1,651,000	(477,000)
CASH AND CASH EQUIVALENTS, BEGINNING	16,697,000	17,174,000
CASH AND CASH EQUIVALENTS, END	18,348,000	16,697,000
Supplemental Disclosures of Cash Flow Information
Interest paid	5,285,000	3,715,000
Income taxes paid, net of refunds	2,239,000	3,040,000
Supplemental Schedule of Noncash Investing Activities
Transfers of loans to foreclosed real estate owned and repossession of other assets	553,000	750,000
Dividends payable	$ 1,510,000	$ 1,375,000